SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Impact of Adoption of New Accounting Standard

The cumulative effect of the changes made to our January 1, 2018 balance sheet for adoption of the new standard were as follows:

	Balance as of December 31, 2017	Adjustments Due to Adoption of Topic 606	Balance as of January 1, 2018
Assets	In thousands
Deferred contract costs, prepaid expenses and other current assets	$37,772	$(9,846)	$27,926
Total current assets	166,813	(9,846)	156,967
Total assets	187,044	(9,846)	177,198
Liabilities
Deferred Revenue	7,286	(2,543)	4,743
Customer Advance	21,828	(15,223)	6,605
Total current liabilities	88,264	(18,409)	69,855
Deferred income tax liability	—	—	—
Total Liabilities	96,052	(18,409)	77,643
Stockholders' Equity
Accumulated earnings	(1,226,173)	8,563	(1,217,610)
Total stockholders' equity	90,992	8,563	99,555
Total liabilities and stockholders' equity	$187,044	$(9,846)	$177,198

In accordance with the requirements of the new standard, the disclosure for the quantitative effect and the significant changes between the reported results under the new standard and those that would have been reported under legacy GAAP (i.e., ASC 605) on our consolidated income statement and balance sheet was as follows:

	For the Twelve Months Ended December 31, 2018
	As Reported -ASC 606	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
	In thousands
Income Statement
Revenue	$115,944	$60,438	$55,506
Cost of Net Sales	83,676	32,409	51,267
Gross Profit	32,268	28,029	4,239
Net income	$4,820	$581	$4,239

	As of December 31, 2018
	As Reported -ASC 606	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
	In thousands
Balance Sheet
Assets
Accounts receivable	$60,666	$31,060	$(29,606)
Deferred contract costs, prepaid expenses and other current assets	$21,853	$73,120	$51,267
Liabilities
Customer advances	561	26,582	(26,021)
Deferred Revenue	3,947	3,826	121
Stockholders' Equity
Accumulated earnings	$(1,212,790)	$(1,217,029)	$4,239

Schedule of useful lives of property, plant and equipment
Years
Equipment and furniture	5
Computers and software	2 - 3
Automobiles	5
Leasehold improvements	Lesser of the lease term or estimated useful life

Schedule of changes in AOCI, including the amounts reclassified to income
Foreign currency
translation and
unrealized gains
(losses), net
of tax
(in thousands)
Balance at December 31, 2016	$62,002
Unrecognized gain on foreign currency translation	2,112
Gain reclassified from AOCI to income	(1,703)
Balance at December 31, 2017	$62,411
Unrecognized loss on foreign currency translation	(839)
Gain reclassified from AOCI to income	—
Balance at December 31, 2018	$61,572

Summary of the total potential ordinary shares that were excluded from the diluted per share calculation
	Years ended December 31,
	2018	2017	2016
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	—	—	605
Total(1)	—	—	605

Schedule of diluted earnings per share	After the dilution, the diluted earnings per share during the years ended December 31, 2018 and 2017 were as follows.
	2018	2017
	(in thousands, except per
	shares amounts)
Net Income attributable to UTStarcom Holdings Corp.	$4,820	$6,981
Weighted average shares outstanding—Diluted	36,319	36,176
Net Income per shares attributable to UTStarcom Holdings Corp.—Diluted	$0.13	$0.19